UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pike Capital Management LLC
Address:          275 Madison Avenue, Suite 418
                  New York, New York 10016

Form 13F File Number: 028-12867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin R. Arps
Title:            Chief Financial Officer
Phone:            (212) 878-8818

Signature, Place, and Date of Signing:

     /s/ Kevin R. Arps          New York, New York         November 13, 2008
     -------------------        ------------------         --------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $44,299 (thousands)


List of Other Included Managers:

         None.


                                                                         13F Report
                                                Name of Reporting Managers: Pike Capital Management LLC
                                                                          9/30/08

                                                                                                       VOTING   VOTING    VOTING
                                                           VALUE    SHRS OR   PUT/ INVESTMENT  OTHER AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT   CALL DISCRETION MANAGERS  SOLE    SHARED     NONE
AMERICAN DAIRY INC            COM               025334103  $19,662  1,881,519        Sole             1,881,519
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106     $610     40,000        Sole                40,000
AMERICAN ORIENTAL BIOENGR IN  COM               028731107   $2,921    450,000        Sole               450,000
AUTOZONE INC                  COM               053332102   $1,603     13,000        Sole                13,000
BCE INC                       COM NEW           05534B760   $1,041     30,000        Sole                30,000
BIDZ COM INC                  COM               08883T200   $1,516    175,000        Sole               175,000
CENVEO INC                    COM               15670S105     $461     60,000        Sole                60,000
LANDRYS RESTAURANTS INC       COM               51508L103   $2,333    150,000        Sole               150,000
PARLUX FRAGRANCES INC         COM               701645103   $6,452  1,255,341        Sole             1,255,341
PREMIER EXIBITIONS INC        COM               74051E102     $386    215,000        Sole               215,000
THINKORSWIM GROUP INC         COM               88409C105   $4,248    510,000        Sole               510,000
TIFFANY & CO NEW              COM               886547108   $1,066     30,000        Sole                30,000
